DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

May 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.3%
Argentina - 0.2%
Globant SA*
(Cost $7,057)	76	$10,656

Brazil - 2.5%
Atacadao SA	978	3,330
B2W Cia Digital*	425	7,170
B3 SA - Brasil Bolsa Balcao	4,898	41,079
Banco do Brasil SA	2,107	11,964
Banco Santander Brasil SA	1,106	5,193
BR Malls Participacoes SA	2,076	3,750
Cia Brasileira de Distribuicao	447	5,184
Cielo SA	3,378	2,544
Cosan SA*	386	4,680
Energisa SA	424	3,708
Engie Brasil Energia SA	558	4,357
Klabin SA	1,670	6,061
Localiza Rent a Car SA	1,461	10,351
Lojas Renner SA	1,729	12,272
Natura & Co. Holding SA	1,714	11,734
Notre Dame Intermedica Participacoes SA	1,251	14,350
TIM Participacoes SA	1,887	4,732
Ultrapar Participacoes SA	1,746	5,504
WEG SA	1,935	14,903

(Cost $210,423)		172,866

Chile - 0.5%
Aguas Andinas SA, Class A	5,171	1,510
Colbun SA	19,075	3,101
Empresa Nacional de Telecomunicaciones SA	448	2,837
Empresas CMPC SA	2,083	4,217
Empresas COPEC SA	983	6,165
Enel Americas SA	78,081	11,297
Falabella SA	1,900	4,401

(Cost $54,969)		33,528

China - 35.4%
3SBio, Inc., 144A*	3,404	4,040
51job, Inc., ADR*(a)	53	3,418
AAC Technologies Holdings, Inc.	1,978	10,157
Air China Ltd., Class A	1,000	903
Air China Ltd., Class H	5,074	3,037
Alibaba Group Holding Ltd., ADR*	4,517	936,781
A-Living Services Co. Ltd., Class H, 144A(a)	964	5,161
BAIC Motor Corp. Ltd., Class H, 144A	4,815	1,938
Bank of Shanghai Co. Ltd., Class A	2,300	2,600
Baoshan Iron & Steel Co. Ltd., Class A*	2,900	1,979
BBMG Corp., Class A	2,500	1,099
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A*	400	2,152
BEST, Inc., ADR*	443	2,295
BYD Co. Ltd., Class A	200	1,603
BYD Co. Ltd., Class H	1,785	10,018
BYD Electronic International Co. Ltd.	1,572	3,010
China CITIC Bank Corp. Ltd., Class H	20,848	9,064
China Conch Venture Holdings Ltd.	3,898	17,501
China Construction Bank Corp., Class H	230,891	181,412
China Eastern Airlines Corp. Ltd., Class A*	1,600	929
China Eastern Airlines Corp. Ltd., Class H*	3,797	1,283
China Everbright Bank Co. Ltd., Class H	9,368	3,795
China Jushi Co. Ltd., Class A	1,000	1,233
China Lesso Group Holdings Ltd.	3,014	3,640
China Literature Ltd., 144A*	800	4,526
China Longyuan Power Group Corp. Ltd., Class H*	8,106	3,943
China Medical System Holdings Ltd.	3,767	4,291
China Merchants Bank Co. Ltd., Class H	9,238	43,264
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,500	3,356
China Minsheng Banking Corp. Ltd., Class H	13,850	9,631
China Molybdenum Co. Ltd., Class A	2,000	955
China Molybdenum Co. Ltd., Class H	8,614	2,645
China Resources Pharmaceutical Group Ltd., 144A	4,506	2,453
China Shenhua Energy Co. Ltd., Class H	7,800	14,250
China Vanke Co. Ltd., Class A	1,500	5,381
China Vanke Co. Ltd., Class H	3,957	12,839
Contemporary Amperex Technology Co. Ltd., Class A	304	6,175
Country Garden Services Holdings Co. Ltd.*	3,274	15,333
CSPC Pharmaceutical Group Ltd.*	10,534	20,630
Dali Foods Group Co. Ltd., 144A	5,848	3,712
ENN Energy Holdings Ltd.	1,843	21,495
Eve Energy Co. Ltd., Class A*	200	1,813
Fosun International Ltd.	6,760	8,678
GEM Co. Ltd., Class A*	2,100	1,278
Genscript Biotech Corp.*	2,612	5,729
GoerTek, Inc., Class A	900	2,668
Greenland Holdings Corp. Ltd., Class A	1,200	896
Greentown Service Group Co. Ltd.	2,970	3,962
Hengli Petrochemical Co. Ltd., Class A	1,100	2,137
Huadong Medicine Co. Ltd., Class A	400	1,265
Industrial Bank Co. Ltd., Class A	3,000	6,742
Inner Mongolia Yili Industrial Group Co. Ltd., Class A*	900	3,574
Jiangsu Expressway Co. Ltd., Class H	3,304	3,892
Jinke Properties Group Co. Ltd., Class A	1,400	1,505
Kingdee International Software Group Co. Ltd.*	6,381	11,196
Legend Holdings Corp., Class H, 144A	1,154	1,397
Lenovo Group Ltd.	19,000	10,320
Meituan Dianping, Class B*	8,513	161,122
NARI Technology Co. Ltd., Class A	800	2,067
NIO, Inc., ADR*	1,848	7,355

Offshore Oil Engineering Co. Ltd., Class A	100	64
Ping An Healthcare and Technology Co. Ltd., 144A*	800	10,538
Poly Developments and Holdings Group Co. Ltd., Class A	2,000	4,009
Shanghai International Airport Co. Ltd., Class A	100	1,010
Shanghai M&G Stationery, Inc., Class A	200	1,556
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	300	745
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,075	3,282
Shenzhen Expressway Co. Ltd., Class H*	1,788	1,809
Shenzhen Inovance Technology Co. Ltd., Class A	400	1,917
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	100	3,892
Shui On Land Ltd.	8,670	1,432
Sino-Ocean Group Holding Ltd.	7,165	1,655
Sinopharm Group Co. Ltd., Class H	3,383	8,319
Sinotruk Hong Kong Ltd.	1,828	4,439
SOHO China Ltd.*	5,067	1,706
Suning.com Co. Ltd., Class A	1,200	1,469
TCL Technology Group Corp., Class A	2,900	2,113
Tencent Holdings Ltd.	13,817	731,583
TravelSky Technology Ltd., Class H	2,000	4,015
Unisplendour Corp. Ltd., Class A*	600	3,205
Vipshop Holdings Ltd., ADR*	1,022	17,721
WuXi AppTec Co. Ltd., Class A	200	2,973
WuXi AppTec Co. Ltd., Class H, 144A	500	5,290
Wuxi Biologics Cayman, Inc., 144A*	2,225	34,964
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	700	926
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,164	1,949
Yuzhou Properties Co. Ltd.	5,498	2,249
Zhejiang Expressway Co. Ltd., Class H	4,006	2,817
Zhejiang Huayou Cobalt Co. Ltd., Class A	200	906
Zhengzhou Yutong Bus Co. Ltd., Class A	600	1,013
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,100	1,867
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	2,978	2,440

(Cost $2,130,297)		2,485,396

Colombia - 0.1%
Bancolombia SA
(Cost $4,156)	617	4,154

Cyprus - 0.2%
Polymetal International PLC
(Cost $6,647)	563	11,265

Czech Republic - 0.2%
CEZ AS	377	7,407
Komercni banka AS*	204	4,375
Moneta Money Bank AS, 144A	1,235	2,735

(Cost $19,910)		14,517

Egypt - 0.2%
Commercial International Bank Egypt SAE
(Cost $11,368)	3,602	14,197

Greece - 0.1%
Hellenic Telecommunications Organization SA
(Cost $7,673)	621	8,745

Hong Kong - 2.8%
Alibaba Health Information Technology Ltd.*	9,014	21,119
China Everbright International Ltd.	10,098	5,185
China Gas Holdings Ltd.	6,462	22,593
China Mengniu Dairy Co. Ltd.*	6,963	24,884
China Overseas Land & Investment Ltd.	9,565	29,123
China Overseas Property Holdings Ltd.	3,000	3,395
China Resources Gas Group Ltd.	1,992	10,858
CITIC Ltd.	15,012	14,255
Geely Automobile Holdings Ltd.	12,970	17,737
Hutchison China MediTech Ltd., ADR*	153	3,337
Lee & Man Paper Manufacturing Ltd.	2,038	1,097
Shanghai Industrial Holdings Ltd.	1,000	1,556
Shenzhen Investment Ltd.	9,074	2,798
Sino Biopharmaceutical Ltd.	15,645	24,625
Sun Art Retail Group Ltd.	5,500	8,416
Vinda International Holdings Ltd.	1,000	3,038
Wharf Holdings Ltd.	2,000	3,566

(Cost $193,901)		197,582

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	1,150	7,276
OTP Bank Nyrt*	519	17,286

(Cost $34,395)		24,562

India - 9.5%
Ambuja Cements Ltd.	1,169	2,961
Asian Paints Ltd.	751	16,716
Axis Bank Ltd.	4,890	24,894
Berger Paints India Ltd.	494	3,213
Bharat Petroleum Corp. Ltd.	1,750	7,934
Bharti Airtel Ltd.*	5,839	42,671
Bosch Ltd.	14	1,800
Britannia Industries Ltd.	150	6,703
Colgate-Palmolive India Ltd.	158	2,908
Dabur India Ltd.	1,315	8,112
Divi’s Laboratories Ltd.	191	6,037
DLF Ltd.	1,419	2,827
Eicher Motors Ltd.	25	5,471
Grasim Industries Ltd.	690	5,376
Havells India Ltd.	780	5,119
HCL Technologies Ltd.	2,766	20,128
Hero MotoCorp Ltd.	259	8,086
Hindalco Industries Ltd.	3,250	5,968

Hindustan Petroleum Corp. Ltd.	1,432	3,684
Hindustan Unilever Ltd.	1,961	53,354
Housing Development Finance Corp. Ltd.	3,940	86,437
Infosys Ltd., ADR	5,000	45,500
Infosys Ltd.	3,154	28,822
Lupin Ltd.	550	6,327
Mahindra & Mahindra Ltd.	1,556	8,979
Marico Ltd.	1,300	5,911
Nestle India Ltd.	60	13,918
Pidilite Industries Ltd.	300	5,826
Piramal Enterprises Ltd.	254	3,251
Reliance Industries Ltd.	6,858	132,813
Shree Cement Ltd.	21	5,792
Siemens Ltd.	247	3,558
Tata Consultancy Services Ltd.	2,149	56,054
Tech Mahindra Ltd.	1,115	7,822
Titan Co. Ltd.	778	9,157
UPL Ltd.*	1,056	5,668
Wipro Ltd., ADR	1,594	5,276
Wipro Ltd.	951	2,676

(Cost $783,188)		667,749

Indonesia - 2.0%
PT Astra International Tbk	44,133	14,409
PT Bank Central Asia Tbk	23,737	42,161
PT Bank Mandiri Persero Tbk	49,153	15,039
PT Bank Negara Indonesia Persero Tbk	20,011	5,246
PT Bank Rakyat Indonesia Persero Tbk	139,727	28,213
PT Barito Pacific Tbk*	65,955	6,094
PT Indah Kiat Pulp & Paper Corp. Tbk	7,865	2,826
PT Indofood Sukses Makmur Tbk	11,377	4,478
PT Kalbe Farma Tbk	60,044	5,815
PT Perusahaan Gas Negara Tbk	29,323	1,726
PT Unilever Indonesia Tbk	17,175	9,111
PT United Tractors Tbk	4,520	4,857

(Cost $191,139)		139,975

Malaysia - 2.6%
AMMB Holdings Bhd	3,600	2,625
Axiata Group Bhd	6,383	5,579
CIMB Group Holdings Bhd	13,084	11,346
Dialog Group Bhd	8,900	8,168
DiGi.Com Bhd	8,400	8,791
Fraser & Neave Holdings Bhd	300	2,245
HAP Seng Consolidated Bhd	1,600	2,757
Hartalega Holdings Bhd	4,100	11,826
IHH Healthcare Bhd	5,400	6,745
Kuala Lumpur Kepong Bhd	1,000	5,070
Malayan Banking Bhd	9,518	16,420
Malaysia Airports Holdings Bhd	2,600	2,990
Maxis Bhd	6,700	8,137
MISC Bhd	3,000	5,727
Nestle Malaysia Bhd	200	6,394
Petronas Dagangan Bhd	700	3,781
PPB Group Bhd	1,300	5,191
Press Metal Aluminium Holdings Bhd	3,700	3,209
Public Bank Bhd	7,035	23,722
RHB Bank Bhd	4,000	4,389
Sime Darby Bhd	7,200	3,461
Telekom Malaysia Bhd	3,000	2,919
Tenaga Nasional Bhd	5,400	13,986
Top Glove Corp. Bhd	3,600	11,013
Westports Holdings Bhd	2,700	2,478
YTL Corp. Bhd	6,600	1,579

(Cost $210,065)		180,548

Mexico - 1.2%
Alfa SAB de CV, Class A	7,804	4,140
Arca Continental SAB de CV	1,186	5,301
Cemex SAB de CV, Series CPO	29,991	7,115
Coca-Cola Femsa SAB de CV	1,181	5,166
Fomento Economico Mexicano SAB de CV	4,512	30,575
Gruma SAB de CV, Class B	509	5,062
Grupo Aeroportuario del Sureste SAB de CV, Class B	554	5,722
Grupo Bimbo SAB de CV, Series A	4,078	6,389
Industrias Penoles SAB de CV	390	3,716
Infraestructura Energetica Nova SAB de CV	1,269	3,609
Kimberly-Clark de Mexico SAB de CV, Class A	3,447	5,361

(Cost $108,762)		82,156

Philippines - 0.9%
Aboitiz Equity Ventures, Inc.	4,630	3,924
Aboitiz Power Corp.	4,700	2,581
Ayala Corp.	640	9,451
Bank of the Philippine Islands	1,940	2,541
BDO Unibank, Inc.	5,370	10,651
JG Summit Holdings, Inc.	7,670	7,394
Manila Electric Co.	580	3,243
Metropolitan Bank & Trust Co.	4,576	3,182
SM Investments Corp.*	562	10,159
SM Prime Holdings, Inc.*	22,000	13,103

(Cost $79,148)		66,229

Poland - 0.9%
Bank Polska Kasa Opieki SA	455	5,972
Grupa Lotos SA	260	3,866
KGHM Polska Miedz SA*	371	7,994
mBank SA*	37	1,990
Orange Polska SA*	1,812	2,951
Polski Koncern Naftowy ORLEN SA	640	10,670
Powszechna Kasa Oszczednosci Bank Polski SA	1,983	11,044
Powszechny Zaklad Ubezpieczen SA	1,606	11,968
Santander Bank Polska SA*	88	3,578

(Cost $91,615)		60,033

Qatar - 1.0%
Commercial Bank PSQC	5,290	5,369

Ooredoo QPSC	2,200	3,806
Qatar Fuel QSC	1,040	4,570
Qatar National Bank QPSC	10,979	53,312

(Cost $72,258)		67,057

Romania - 0.1%
NEPI Rockcastle PLC
(Cost $8,172)	1,023	5,193

Russia - 2.6%
Gazprom PJSC	28,327	80,180
Inter RAO UES PJSC	94,565	6,618
LUKOIL PJSC	978	72,580
LUKOIL PJSC, ADR	31	2,334
Novolipetsk Steel PJSC	3,151	6,145
PhosAgro PJSC, GDR	301	4,154
Polyus PJSC	73	12,063

(Cost $182,665)		184,074

Saudi Arabia - 1.4%
Almarai Co. JSC	668	8,720
Banque Saudi Fransi	1,454	11,512
Samba Financial Group	2,377	14,904
Saudi Arabian Mining Co.*	1,088	9,714
Saudi Basic Industries Corp.	2,183	48,221
Savola Group	635	6,929

(Cost $119,979)		100,000

Singapore - 0.0%
BOC Aviation Ltd., 144A
(Cost $4,196)	534	2,935

South Africa - 5.9%
Absa Group Ltd.	1,738	8,005
Anglo American Platinum Ltd.	140	8,814
Aspen Pharmacare Holdings Ltd.*	911	7,218
Bid Corp. Ltd.	900	12,574
Bidvest Group Ltd.	770	6,632
Clicks Group Ltd.	502	6,628
Exxaro Resources Ltd.	701	4,928
FirstRand Ltd.	7,829	17,821
Gold Fields Ltd.	2,167	16,852
Growthpoint Properties Ltd. REIT	7,701	5,452
Impala Platinum Holdings Ltd.	1,811	12,027
Kumba Iron Ore Ltd.	161	4,332
Life Healthcare Group Holdings Ltd.	4,045	4,201
Momentum Metropolitan Holdings	2,010	1,966
Mr Price Group Ltd.	650	4,793
MTN Group Ltd.	4,089	12,502
MultiChoice Group*	1,085	5,324
Naspers Ltd., Class N	1,069	169,074
Nedbank Group Ltd.	965	5,407
Northam Platinum Ltd.*	922	5,733
Old Mutual Ltd.	12,446	7,928
Pick n Pay Stores Ltd.	1,000	3,023
PSG Group Ltd.	384	3,539
Remgro Ltd.	1,265	9,971
RMB Holdings Ltd.	2,000	6,008
Sanlam Ltd.	4,593	14,738
Sasol Ltd.*(a)	1,060	5,441
Shoprite Holdings Ltd.	1,166	6,843
SPAR Group Ltd.	508	5,048
Standard Bank Group Ltd.	3,008	17,337
Vodacom Group Ltd.	1,549	11,091
Woolworths Holdings Ltd.	2,422	3,973

(Cost $671,548)		415,223

South Korea - 5.6%
Amorepacific Corp.	77	10,134
AMOREPACIFIC Group	67	3,127
BNK Financial Group, Inc.	786	3,224
CJ CheilJedang Corp.	21	5,036
CJ Corp.	40	2,968
Doosan Bobcat, Inc.	91	1,741
GS Engineering & Construction Corp.	161	3,712
GS Holdings Corp.	140	4,262
Hana Financial Group, Inc.	663	15,927
Hankook Tire & Technology Co. Ltd.	109	2,064
Hanwha Solutions Corp.	290	3,782
Hyundai Heavy Industries Holdings Co. Ltd.	17	3,713
Hyundai Marine & Fire Insurance Co. Ltd.	172	3,368
KB Financial Group, Inc.	990	27,179
Korea Gas Corp.	80	1,928
LG Chem Ltd.	109	34,369
LG Corp.	202	10,292
LG Display Co. Ltd.*	650	5,354
LG Electronics, Inc.	227	10,869
LG Household & Health Care Ltd.	23	25,443
LG Innotek Co. Ltd.	40	4,764
Lotte Chemical Corp.	45	6,831
Lotte Corp.	68	1,883
NAVER Corp.	300	54,746
Samsung Card Co. Ltd.	58	1,384
Samsung Electro-Mechanics Co. Ltd.	127	12,818
Samsung Fire & Marine Insurance Co. Ltd.	80	11,789
Samsung SDI Co. Ltd.	131	37,974
Shinhan Financial Group Co. Ltd.	1,077	26,220
SK Holdings Co. Ltd.	82	15,825
SK Innovation Co. Ltd.	141	13,491
SK Telecom Co. Ltd.	52	9,069
S-Oil Corp.	110	6,280
Woori Financial Group, Inc.	1,227	9,046
Yuhan Corp.	135	5,658

(Cost $490,552)		396,270

Taiwan - 16.7%
Accton Technology Corp.	1,000	8,043
Acer, Inc.	7,500	4,084
Advantech Co. Ltd.	944	9,338
ASE Technology Holding Co. Ltd.	8,036	16,540
AU Optronics Corp.	21,617	5,457

Catcher Technology Co. Ltd.	1,651	11,987
Cathay Financial Holding Co. Ltd.	18,505	24,684
Chailease Holding Co. Ltd.	3,195	12,397
Cheng Shin Rubber Industry Co. Ltd.	5,417	5,918
Chicony Electronics Co. Ltd.	1,000	2,864
China Airlines Ltd.	8,225	2,246
China Steel Corp.	28,936	19,082
Chunghwa Telecom Co. Ltd.	9,490	34,926
Compal Electronics, Inc.	10,000	6,361
CTBC Financial Holding Co. Ltd.	42,287	28,097
Delta Electronics, Inc.	4,363	20,053
E.Sun Financial Holding Co. Ltd.	24,651	21,880
Eva Airways Corp.	4,813	1,763
Evergreen Marine Corp. Taiwan Ltd.*	6,560	2,382
Far Eastern New Century Corp.	7,978	7,148
Far EasTone Telecommunications Co. Ltd.	3,279	7,066
First Financial Holding Co. Ltd.	23,565	17,934
Fubon Financial Holding Co. Ltd.	15,441	21,805
Hiwin Technologies Corp.	596	6,084
Hotai Motor Co. Ltd.	788	14,067
Hua Nan Financial Holdings Co. Ltd.	20,284	13,140
Innolux Corp.	21,212	4,394
Inventec Corp.	6,889	5,598
Lite-On Technology Corp.	5,500	8,811
MediaTek, Inc.	3,559	54,882
Micro-Star International Co. Ltd.	1,500	5,046
Nan Ya Plastics Corp.	12,792	26,798
President Chain Store Corp.	1,177	11,584
Quanta Computer, Inc.	7,252	16,907
Ruentex Development Co. Ltd.*	1,335	2,032
SinoPac Financial Holdings Co. Ltd.	22,328	8,775
Standard Foods Corp.	1,072	2,267
Taishin Financial Holding Co. Ltd.	24,207	10,481
Taiwan Business Bank	14,474	5,110
Taiwan High Speed Rail Corp.	4,767	5,986
Taiwan Mobile Co. Ltd.	4,050	14,500
Taiwan Semiconductor Manufacturing Co. Ltd.	59,398	577,659
Tatung Co. Ltd.*	5,461	3,774
Uni-President Enterprises Corp.	11,990	29,072
United Microelectronics Corp.	28,211	14,517
Vanguard International Semiconductor Corp.	2,000	4,896
Win Semiconductors Corp.	700	5,992
Wistron Corp.	7,837	7,465
Yageo Corp.	700	8,638
Yuanta Financial Holding Co. Ltd.	21,214	11,481

(Cost $1,003,017)		1,172,011

Thailand - 3.4%
Advanced Info Service PCL, NVDR	3,100	18,760
Airports of Thailand PCL, NVDR	9,800	19,101
B Grimm Power PCL, NVDR	1,400	2,322
Bangkok Dusit Medical Services PCL, NVDR	24,700	17,471
BTS Group Holdings PCL, NVDR	18,200	6,923
Bumrungrad Hospital PCL, NVDR	1,100	4,150
Central Pattana PCL, NVDR	4,500	6,967
Charoen Pokphand Foods PCL, NVDR	8,600	8,516
CP ALL PCL, NVDR	13,800	30,585
Electricity Generating PCL, NVDR	800	6,941
Energy Absolute PCL, NVDR	4,600	5,640
Global Power Synergy PCL, NVDR	1,400	3,323
Gulf Energy Development PCL, NVDR	6,000	7,120
Home Product Center PCL, NVDR	15,200	7,072
Indorama Ventures PCL, NVDR	2,700	2,419
Intouch Holdings PCL, NVDR	5,000	8,449
IRPC PCL, NVDR	30,000	2,546
Kasikornbank PCL, NVDR	4,700	14,184
Land & Houses PCL, NVDR	20,800	4,773
Minor International PCL, NVDR*	7,800	4,561
Muangthai Capital PCL, NVDR	1,800	3,155
PTT Exploration & Production PCL, NVDR	3,100	8,186
PTT Global Chemical PCL, NVDR	4,500	6,083
Siam Cement PCL, NVDR	1,800	19,409
Siam Commercial Bank PCL, NVDR	2,100	4,885
Thai Oil PCL, NVDR	3,300	4,461
Thai Union Group PCL, NVDR	5,700	2,455
TMB Bank PCL, NVDR	33,168	1,199
True Corp. PCL, NVDR	34,100	3,966

(Cost $284,775)		235,622

Turkey - 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	828	3,663
KOC Holding AS	2,100	4,969
Turk Hava Yollari AO*	1,330	2,456
Turkcell Iletisim Hizmetleri AS	2,621	5,441

(Cost $16,937)		16,529

United Arab Emirates - 0.8%
Abu Dhabi Commercial Bank PJSC	7,330	8,780
Aldar Properties PJSC	9,220	4,342
Dubai Islamic Bank PJSC	3,479	3,362
Emirates NBD Bank PJSC	3,023	7,111
Emirates Telecommunications Group Co. PJSC	3,941	16,781
First Abu Dhabi Bank PJSC	6,361	19,188

(Cost $74,624)		59,564

TOTAL COMMON STOCKS (Cost $7,073,436)		6,828,636

PREFERRED STOCKS - 2.0%
Brazil - 1.7%
Banco Bradesco SA	10,764	37,557
Cia Energetica de Minas Gerais	2,508	4,987
Itau Unibanco Holding SA	11,550	48,998
Itausa - Investimentos Itau SA	10,241	16,707
Telefonica Brasil SA	1,078	9,357

(Cost $240,940)		117,606

Chile - 0.1%
Embotelladora Andina SA, Class B		628	$1,498
Sociedad Quimica y Minera de Chile SA, Class B		287	7,004

(Cost $15,616)			8,502

Colombia - 0.1%
Bancolombia SA
(Cost $7,171)		1,082	7,169

South Korea - 0.1%
Amorepacific Corp.		25	1,165
AMOREPACIFIC Group		5	139
LG Chem Ltd.		22	3,144
LG Household & Health Care Ltd.		6	3,464

(Cost $9,689)			7,912

TOTAL PREFERRED STOCKS (Cost $273,416)			141,189

	Principal Amount
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
8.00%, 8/28/22
(Cost $63)	INR	4,500	61

	Number of Shares
RIGHTS - 0.0%
Brazil - 0.0%
Natura & Co. Holding SA*, expires 6/12/20
(Cost $0)		90	82

India - 0.0%
Reliance Industries Ltd.*, expires 12/31/20
(Cost $0)		488	1,433

TOTAL RIGHTS (Cost $0)			1,515

WARRANTS - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL*, expires 2/16/21		1,821	77
Minor International PCL*, expires 9/30/21		305	16

TOTAL WARRANTS (Cost $0)			93

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(b)(c)
(Cost $4,815)		4,815	4,815

CASH EQUIVALENTS - 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.12%(b)
(Cost $19,977)		19,977	19,977

TOTAL INVESTMENTS - 99.7% (Cost $7,371,707)			$6,996,286
Other assets and liabilities, net - 0.3%			23,680

NET ASSETS - 100.0%			$7,019,966

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(b)(c)
130,104	—	(125,289)(d)	—	—	759	—	4,815	4,815
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.12%(b)
16,016	371,956	(367,995)	—	—	397	—	19,977	19,977

146,120	371,956	(493,284)	—	—	1,156	—	24,792	24,792

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $34,185, which is 0.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $30,501.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2020.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2020 the Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Consumer Discretionary	$1,455,783	20.9%
Financials	1,292,943	18.6
Information Technology	1,085,889	15.6
Communication Services	1,039,255	14.9
Consumer Staples	429,511	6.2
Energy	418,963	6.0
Materials	381,916	5.4
Industrials	327,459	4.7
Health Care	261,553	3.7
Utilities	155,873	2.3
Real Estate	122,349	1.7

Total	$6,971,494	100.0%

At May 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
MSCI Emerging Markets Index Futures	USD	1	$46,090	$46,645	6/19/2020	$555

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2020.

Currency Abbreviations

INR	Indian Rupee
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$6,828,636	$—	—	$6,828,636
Preferred Stocks(f)	141,189	—	—	141,189
Rights(f)	1,515	—	—	1,515
Corporate Bonds	—	61	—	61
Warrants	93	—	—	93
Short-Term Investments(f)	24,792	—	—	24,792
Derivatives(g)
Futures Contracts	555	—	—	555

TOTAL	$6,996,780	$61	—	$6,996,841

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.